Cover	Sep. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2025
Entity File Number	001-41122
Entity Registrant Name	GLOBALINK INVESTMENT INC.
Entity Central Index Key	0001888734
Entity Tax Identification Number	36-4984573
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Continental Drive
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code	6012
Local Phone Number	405 0015
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false